TD Waterhouse Plus Funds, Inc.
100 Wall Street
New York, New York 10005

January 10, 2005

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	TD Waterhouse Plus Funds, Inc.
(formerly, National Investors Cash Management Fund, Inc.)
Registration File Nos. 333-14527 and 811-07871
Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, TD Waterhouse Plus Funds, Inc. (the “Company”) certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497, would not have differed from that contained in Post-Effective Amendment No. 9 to the Company's Registration Statement on Form N-1A that was filed electronically with the Securities and Exchange Commission on December 29, 2004.

Please call the undersigned at (617) 824-1296 if you have questions with respect to this certification.

Sincerely,

/s/ George O. Martinez
George O. Martinez
President